Acquisition - Preliminary Adjusted Purchase Consideration (Details) - USD ($) $ in Thousands		1 Months Ended	5 Months Ended	6 Months Ended
	Feb. 14, 2024	Feb. 13, 2024	Jun. 30, 2024	Jun. 30, 2023
Business Acquisition [Line Items]
Cash consideration paid		$ 0	$ 204,154	$ 0
Sable-EM Purchase Agreement [Member]
Business Acquisition [Line Items]
Purchase consideration as per Sable-EM Purchase Agreement	$ 625,000
Paid-in-kind interest	140,018
Materials and supplies	16,637
Cash consideration paid	204,154
Preliminary adjusted purchase consideration	$ 985,809